Contractual Maturities of Assets and Liabilities and Off-Balance Sheet Commitments - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and cash equivalents	$ 77,934	$ 87,466	$ 93,261
Interest bearing deposits with banks	4,125	5,734
Securities	322,379	273,262
Securities borrowed or purchased under resale agreements	115,662	113,194
Loans
Residential mortgages	177,250	148,880
Consumer instalment and other personal	104,040	86,103
Credit cards	12,294	9,663
Business and government	366,701	309,310
Allowance for credit losses	(3,807)	(2,617)
Loans,net	656,478	551,339
Other Assets
Derivative instruments	39,976	48,160
Customers' liability under acceptances	8,111	13,235
Other	68,611	46,809
Other assets	116,698	108,204
Total Assets	1,293,276	1,139,199
Deposits
Deposits	909,676	769,478
Other liabilities
Derivative instruments	50,193	59,956
Acceptances	8,111	13,235
Securities sold but not yet purchased	43,781	40,979
Securities lent or sold under repurchase agreements	106,108	103,963
Securitization and structured entities' liabilities	27,094	27,068
Other	63,048	45,332
Total other liabilities	298,335	290,533
Subordinated debt	8,228	8,150
Total Equity	77,037	71,038
Total Liabilities and Equity	1,293,276	1,139,199
Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	222,430	207,106
Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	31,419	27,370
Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	18,805	17,330
Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		1,144
Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,620
0 -1 month [member]
Assets
Cash and cash equivalents	75,473	86,003
Interest bearing deposits with banks	2,791	3,844
Securities	4,037	4,189
Securities borrowed or purchased under resale agreements	93,707	83,861
Loans
Residential mortgages	1,121	526
Consumer instalment and other personal	283	211
Credit cards	0
Business and government	19,671	13,003
Allowance for credit losses	0
Loans,net	21,075	13,740
Other Assets
Derivative instruments	2,797	5,362
Customers' liability under acceptances	4,682	9,752
Other	4,023	2,735
Other assets	11,502	17,849
Total Assets	208,585	209,486
Deposits
Deposits	48,986	38,064
Other liabilities
Derivative instruments	3,103	3,370
Acceptances	4,682	9,752
Securities sold but not yet purchased	43,781	40,979
Securities lent or sold under repurchase agreements	99,006	94,215
Securitization and structured entities' liabilities	97	14
Other	15,672	12,143
Total other liabilities	166,341	160,473
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	215,327	198,537
0 -1 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,216	1,932
0 -1 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	1,641	1,680
0 -1 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	212
0 -1 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		27
0 -1 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	46
1 - 3 Months [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	680	1,662
Securities	8,408	4,284
Securities borrowed or purchased under resale agreements	12,311	21,736
Loans
Residential mortgages	2,188	1,519
Consumer instalment and other personal	621	553
Credit cards	0
Business and government	10,920	9,595
Allowance for credit losses	0
Loans,net	13,729	11,667
Other Assets
Derivative instruments	4,539	7,147
Customers' liability under acceptances	3,423	3,461
Other	814	625
Other assets	8,776	11,233
Total Assets	43,904	50,582
Deposits
Deposits	63,728	44,637
Other liabilities
Derivative instruments	8,450	11,764
Acceptances	3,423	3,461
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	4,751	6,476
Securitization and structured entities' liabilities	717	2,803
Other	2,269	4,980
Total other liabilities	19,610	29,484
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	83,338	74,121
1 - 3 Months [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	4,874	3,610
1 - 3 Months [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,088	4,601
1 - 3 Months [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	241	585
1 - 3 Months [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		98
1 - 3 Months [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	91
3-6 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	383	86
Securities	7,472	5,480
Securities borrowed or purchased under resale agreements	6,903	5,101
Loans
Residential mortgages	3,403	3,708
Consumer instalment and other personal	1,028	940
Credit cards	0
Business and government	12,550	11,724
Allowance for credit losses	0
Loans,net	16,981	16,372
Other Assets
Derivative instruments	2,670	3,359
Customers' liability under acceptances	6	19
Other	336	225
Other assets	3,012	3,603
Total Assets	34,751	30,642
Deposits
Deposits	64,939	49,626
Other liabilities
Derivative instruments	3,033	4,399
Acceptances	6	19
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	476	1,046
Securitization and structured entities' liabilities	1,199	1,300
Other	116	101
Total other liabilities	4,830	6,865
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	69,769	56,491
3-6 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	9,377	10,461
3-6 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,739	4,936
3-6 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	666	393
3-6 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		55
3-6 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	106
6-9 month [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	153	44
Securities	5,614	5,375
Securities borrowed or purchased under resale agreements	2,491	2,448
Loans
Residential mortgages	4,246	5,778
Consumer instalment and other personal	1,343	1,693
Credit cards	0
Business and government	16,370	9,300
Allowance for credit losses	0
Loans,net	21,959	16,771
Other Assets
Derivative instruments	2,827	2,552
Customers' liability under acceptances	0	3
Other	42	21
Other assets	2,869	2,576
Total Assets	33,086	27,214
Deposits
Deposits	60,911	47,908
Other liabilities
Derivative instruments	2,278	3,814
Acceptances	0	3
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	539	2,226
Securitization and structured entities' liabilities	2,195	794
Other	110	97
Total other liabilities	5,122	6,934
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	66,033	54,842
6-9 month [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14,499	13,373
6-9 month [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,397	4,662
6-9 month [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,207	1,438
6-9 month [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		55
6-9 month [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	101
9-12 month [Member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	118	98
Securities	6,816	6,060
Securities borrowed or purchased under resale agreements	0	48
Loans
Residential mortgages	4,761	6,501
Consumer instalment and other personal	1,542	1,537
Credit cards	0
Business and government	16,953	11,394
Allowance for credit losses	0
Loans,net	23,256	19,432
Other Assets
Derivative instruments	1,555	2,225
Customers' liability under acceptances	0
Other	4	2
Other assets	1,559	2,227
Total Assets	31,749	27,865
Deposits
Deposits	52,040	48,444
Other liabilities
Derivative instruments	2,014	2,895
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	592	1,673
Other	107	146
Total other liabilities	2,713	4,714
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	54,753	53,158
9-12 month [Member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	14,190	14,753
9-12 month [Member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	6,065	4,922
9-12 month [Member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	2,039	1,275
9-12 month [Member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		58
9-12 month [Member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	155
1-2 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	29,374	18,272
Securities borrowed or purchased under resale agreements	250
Loans
Residential mortgages	27,229	14,665
Consumer instalment and other personal	8,094	4,844
Credit cards	0
Business and government	49,366	37,250
Allowance for credit losses	0
Loans,net	84,689	56,759
Other Assets
Derivative instruments	7,804	7,787
Customers' liability under acceptances	0
Other	10	10
Other assets	7,814	7,797
Total Assets	122,127	82,828
Deposits
Deposits	47,624	39,992
Other liabilities
Derivative instruments	7,694	7,619
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	1,336
Securitization and structured entities' liabilities	4,896	5,136
Other	14,109	872
Total other liabilities	28,035	13,627
Subordinated debt	0
Total Equity	0
Total Liabilities and Equity	75,659	53,619
1-2 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	41,713	38,057
1-2 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,663	2,832
1-2 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,951	3,465
1-2 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		220
1-2 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	354
2-5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	63,601	68,521
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	107,347	105,285
Consumer instalment and other personal	35,467	37,742
Credit cards	0
Business and government	114,289	105,009
Allowance for credit losses	0
Loans,net	257,103	248,036
Other Assets
Derivative instruments	9,325	11,636
Customers' liability under acceptances	0
Other	19	19
Other assets	9,344	11,655
Total Assets	330,048	328,212
Deposits
Deposits	80,829	62,978
Other liabilities
Derivative instruments	11,748	14,092
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	9,870	9,342
Other	2,763	2,558
Total other liabilities	24,381	25,992
Subordinated debt	25	25
Total Equity	0
Total Liabilities and Equity	105,235	88,995
2-5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	129,634	119,430
2-5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	3,778	3,680
2-5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	8,643	9,189
2-5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		353
2-5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	626
Over 5 years [member]
Assets
Cash and cash equivalents	0
Interest bearing deposits with banks	0
Securities	141,953	108,072
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	26,689	10,810
Consumer instalment and other personal	29,992	14,084
Credit cards	0
Business and government	27,880	17,776
Allowance for credit losses	0
Loans,net	84,561	42,670
Other Assets
Derivative instruments	8,459	8,092
Customers' liability under acceptances	0
Other	7,629	5,817
Other assets	16,088	13,909
Total Assets	242,602	164,651
Deposits
Deposits	18,624	16,265
Other liabilities
Derivative instruments	11,873	12,003
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	7,528	6,006
Other	6,160	5,722
Total other liabilities	25,561	23,731
Subordinated debt	8,203	8,125
Total Equity	0
Total Liabilities and Equity	52,388	48,121
Over 5 years [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	5,927	5,490
Over 5 years [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	48	57
Over 5 years [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	846	985
Over 5 years [member] | Purchase obligations [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments		278
Over 5 years [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	141
No maturity [member]
Assets
Cash and cash equivalents	2,461	1,463
Interest bearing deposits with banks	0
Securities	55,104	53,009
Securities borrowed or purchased under resale agreements	0
Loans
Residential mortgages	266	88
Consumer instalment and other personal	25,670	24,499
Credit cards	12,294	9,663
Business and government	98,702	94,259
Allowance for credit losses	(3,807)	(2,617)
Loans,net	133,125	125,892
Other Assets
Derivative instruments	0
Customers' liability under acceptances	0
Other	55,734	37,355
Other assets	55,734	37,355
Total Assets	246,424	217,719
Deposits
Deposits	471,995	421,564
Other liabilities
Derivative instruments	0
Acceptances	0
Securities sold but not yet purchased	0
Securities lent or sold under repurchase agreements	0
Securitization and structured entities' liabilities	0
Other	21,742	18,713
Total other liabilities	21,742	18,713
Subordinated debt	0
Total Equity	77,037	71,038
Total Liabilities and Equity	570,774	$ 511,315
No maturity [member] | Commitments to extend credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Letter of credit [Member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Backstop liquidity facilities [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	0
No maturity [member] | Other commitments [member]
Off-Balance Sheet Commitments
Off-Balance Sheet Commitments	$ 0